Supplementary Cashflow Information (Details) - USD ($)			12 Months Ended
	Jul. 18, 2023	Jul. 05, 2023	Dec. 31, 2023	Jun. 18, 2023
Supplementary Cashflow Information [Abstract]
Total consideration				$ 14,530,000
Cash consideraion	$ 8,500,000
Non cash consideration	$ 6,030,000.00
Additions of right-of-use assets			$ 1,695,000
Fair value of warrant		$ 15,100,000
Share exchange reorganization amount		$ 2,934